Disclosures on Financial Instruments - Summary of Changes in Foreign Currency Forward Exchange Contracts and Options Due to 10% Appreciation/Depreciation of Foreign Currency (Detail) - Derivative financial instruments risk management [Member] - Foreign currency forward exchange contracts and options [Member]
₨ in Millions, $ in Millions
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Gain loss on hedging reserve due to ten percent depreciation of foreign currency [member]
Disclosure of detailed information about financial instruments [line items]
10% appreciation of foreign currency	₨ 45,329.0	$ 695.5	₨ 130,197.9	₨ 161,493.3
Gain loss on recognised in profit or loss due to ten percent depreciation of foreign currency [member]
Disclosure of detailed information about financial instruments [line items]
10% appreciation of foreign currency	2,134.2	32.7	(9,157.6)	9,028.8
Gain loss on hedging reserve due to ten percent appreciation of foreign currency [member]
Disclosure of detailed information about financial instruments [line items]
10% appreciation of foreign currency	(53,353.8)	(818.6)	(136,266.8)	(174,283.9)
Gain loss recognised in profit or loss due to ten percent appreciation of foreign currency [member]
Disclosure of detailed information about financial instruments [line items]
10% appreciation of foreign currency	₨ (1,346.5)	$ (20.7)	₨ 14,314.8	₨ 2,453.8